Translation differences	12 Months Ended
Dec. 31, 2017
Exchange differences on translation [abstract]
Translation differences

21. Translation differences

	2017	2016	2015
	(Euro, in thousands)
On January 1	€(1,090)	€(467)	€(1,157)
Translation differences, arisen from translating foreign activities	(664)	(623)	690
Translation differences on December 31,	€(1,754)	€(1,090)	€(467)

Translation differences increased from a negative €1.1 million at the end of December 2016 to a negative of €1.8 million at the end of December 2017 mainly due to fluctuations of the GB pounds and the U.S. dollar exchange rates.

Translation differences increased from a negative €0.5 million at the end of December 2015 to a negative of €1.1 million at the end of December 2016 mainly due to fluctuations of the GB pounds and the U.S. dollar exchange rates.

Translation differences decreased from a negative €1.2 million at the end of December 2014 to a negative of €0.5 million at the end of December 2015 mainly due to the increase of the GB pounds and the U.S. dollar exchange rates.